Discontinued Operations (Balance Sheets) (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Current assets:
Inventories		$ 321
Prepaid expenses and other current assets		20
Total current assets		341
Property, plant and equipment, net		57
Total assets		398
Current liabilities:
Accounts payable	$ 22	136
Accrued payroll and employee benefits		142
Other accrued liabilities	$ 3	11
Total current liabilities	$ 25	$ 289